JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.4%
Aerospace & Defense — 3.6%
General Dynamics Corp.	234	51,676
Northrop Grumman Corp.	128	56,391
RTX Corp.	883	63,547
		171,614
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	485	75,610
Banks — 6.0%
Bank of America Corp.	2,353	64,441
Citigroup, Inc.	331	13,623
M&T Bank Corp.	198	25,013
PNC Financial Services Group, Inc. (The)	344	42,185
US Bancorp	1,138	37,628
Wells Fargo & Co.	2,627	107,325
		290,215
Beverages — 1.1%
Monster Beverage Corp. *	283	14,972
PepsiCo, Inc.	213	36,132
		51,104
Biotechnology — 3.9%
AbbVie, Inc.	509	75,928
Biogen, Inc. *	64	16,310
Regeneron Pharmaceuticals, Inc. *	45	37,280
Vertex Pharmaceuticals, Inc. *	174	60,578
		190,096
Building Products — 0.5%
Carrier Global Corp.	448	24,735
Capital Markets — 6.8%
BlackRock, Inc.	130	83,644
Charles Schwab Corp. (The)	826	45,343
Goldman Sachs Group, Inc. (The)	162	52,523
Morgan Stanley	1,064	86,914
S&P Global, Inc.	91	33,226
T. Rowe Price Group, Inc.	237	24,885
		326,535
Chemicals — 3.5%
Air Products and Chemicals, Inc.	320	90,773
Axalta Coating Systems Ltd. *	2,995	80,562
		171,335
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	316	44,978
Construction Materials — 1.3%
Vulcan Materials Co.	312	62,945

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 1.5%
American Express Co.	339	50,600
Capital One Financial Corp.	224	21,725
		72,325
Consumer Staples Distribution & Retail — 1.8%
Dollar General Corp.	242	25,592
Walmart, Inc.	369	59,018
		84,610
Containers & Packaging — 0.4%
Ball Corp.	365	18,181
Electric Utilities — 2.2%
Entergy Corp.	160	14,759
NextEra Energy, Inc.	909	52,103
Xcel Energy, Inc.	654	37,425
		104,287
Electrical Equipment — 1.3%
Eaton Corp. plc	298	63,616
Entertainment — 0.3%
Walt Disney Co. (The) *	165	13,367
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B *	296	103,817
Food Products — 0.8%
Mondelez International, Inc., Class A	557	38,645
Ground Transportation — 1.4%
CSX Corp.	2,235	68,730
Health Care Equipment & Supplies — 3.5%
Becton Dickinson & Co.	156	40,242
Boston Scientific Corp. *	966	51,031
Medtronic plc	563	44,113
Zimmer Biomet Holdings, Inc.	294	32,989
		168,375
Health Care Providers & Services — 4.7%
Cigna Group (The)	188	53,824
Elevance Health, Inc.	58	25,272
Humana, Inc.	60	29,278
UnitedHealth Group, Inc.	209	105,077
Universal Health Services, Inc., Class B	107	13,433
		226,884
Health Care REITs — 0.4%
Ventas, Inc.	454	19,128
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,445	23,217

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc. *	9	27,651
McDonald's Corp.	181	47,756
		75,407
Household Products — 1.3%
Procter & Gamble Co. (The)	427	62,350
Insurance — 4.3%
Chubb Ltd.	239	49,802
Hartford Financial Services Group, Inc. (The)	631	44,763
Loews Corp.	389	24,636
Marsh & McLennan Cos., Inc.	144	27,352
MetLife, Inc.	641	40,308
Prudential Financial, Inc.	224	21,287
		208,148
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C *	441	58,183
Meta Platforms, Inc., Class A *	168	50,339
		108,522
IT Services — 0.7%
International Business Machines Corp.	232	32,534
Machinery — 2.2%
Dover Corp.	489	68,153
Parker-Hannifin Corp.	102	39,765
		107,918
Media — 1.7%
Comcast Corp., Class A	1,813	80,377
Multi-Utilities — 1.8%
CMS Energy Corp.	835	44,353
Public Service Enterprise Group, Inc.	765	43,500
		87,853
Oil, Gas & Consumable Fuels — 9.6%
Chevron Corp.	578	97,403
ConocoPhillips	1,202	143,967
EOG Resources, Inc.	675	85,588
Exxon Mobil Corp.	1,180	138,791
		465,749
Passenger Airlines — 0.4%
Southwest Airlines Co.	803	21,733
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	1,469	85,261
Eli Lilly & Co.	52	28,096
Johnson & Johnson	499	77,775

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	170	17,444
Pfizer, Inc.	834	27,650
		236,226
Residential REITs — 0.3%
AvalonBay Communities, Inc.	90	15,392
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc. *	290	29,802
Analog Devices, Inc.	417	72,985
NXP Semiconductors NV (China)	389	77,738
Teradyne, Inc.	291	29,254
Texas Instruments, Inc.	361	57,522
		267,301
Software — 1.3%
Microsoft Corp.	207	65,222
Specialty Retail — 5.4%
AutoZone, Inc. *	20	51,028
Home Depot, Inc. (The)	170	51,260
Lowe's Cos., Inc.	273	56,823
O'Reilly Automotive, Inc. *	32	29,220
TJX Cos., Inc. (The)	842	74,797
		263,128
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	82	13,986
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	381	36,446
Tobacco — 1.5%
Philip Morris International, Inc.	772	71,512
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	170	23,839
Total Common Stocks (Cost $4,133,441)		4,657,992
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $159,446)	159,419	159,467
Total Investments — 99.7% (Cost $4,292,887)		4,817,459
Other Assets Less Liabilities — 0.3%		13,752
NET ASSETS — 100.0%		4,831,211

Percentages indicated are based on net assets.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,817,459	$—	$—	$4,817,459

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$173,633	$282,690	$296,873	$2	$15	$159,467	159,419	$2,299	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	867	867	—	—	—	—	— (c)	—
Total	$173,633	$283,557	$297,740	$2	$15	$159,467		$2,299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.